SHARE-BASED PAYMENTS - Black-scholes (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	250,000
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	678,347		2,233,438
Grant date fair value		$ 1,294		$ 2,729
Share price at grant date | $ / shares		$ 4.74		$ 2.91
Expected volatility, share options granted	45.00%		48.00%
Option life, share options granted	5		5
Risk free interest rate, share options granted	1.00%		0.50%
Dividends	$ 0		$ 0